Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability
Changes in accrued warranty liabilities during the indicated periods are as follows:

	Six Months Ended June 30,
	2026	2025
Balance, January 1	$15,918	$15,749
Provision	1,516	4,033
Utilized	(3,643)	(4,179)
Foreign currency adjustment	(95)	423
Balance, June 30	$13,696	$16,026